Stockholders' Equity/Deficit - Summary of Compensation Cost Included in Condensed Consolidated Statements of Operations for Stock-based Compensation Arrangements (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Compensation cost	$ 125	$ 115	$ 456	$ 329	$ 438	$ 326
Cost of Product Revenue [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Compensation cost	(3)	9	16	26	38	25
Research and Development [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Compensation cost	2	9	8	31	$ 34	$ 54
General and Administrative [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Compensation cost	$ 126	$ 97	$ 432	$ 272